Summary of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Customer shares	Dec. 31, 2023 USD ($) Customer shares	Dec. 31, 2022 USD ($) Customer shares
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	100.00%
Number of customers accounted for 10% or more sales | Customer	4	3	2
Depreciation and amortization of property & equipment	$ 25,331	$ 21,810	$ 18,931
Evaluation of tax benefits realized upon settlement	50.00%
Long-term investments	$ 6,500	$ 6,500
Minimum percentage of total income tax paid	5.00%
Government assistance, award amount	$ 13,300
Government contract receivable	$ 2,987
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period	3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period	1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	84.00%	75.00%	81.00%
Net sales | Customers accounted for 10% or more | Two Customers
Significant Accounting Policies [Line Items]
Major customers percentage of net sales			45.00%
Net sales | Customers accounted for 10% or more | Three Customers
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		45.00%
Net sales | Customers accounted for 10% or more | Four Customer
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	57.00%
Employee Stock Option And Restricted Stock Units
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	318	466	526
Employee Stock Option And Restricted Stock Units | American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	80	117	131
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years